Subsequent Event(s) (Details) $ in Millions	Jan. 19, 2022 USD ($) item	Jan. 13, 2022 USD ($)
Subsequent Event [Line Items]
Gross proceeds		$ 105.0
Convertible preferred stock exchange ratio		2.59
Subsequent Event | 2021 Bridge Financing
Subsequent Event [Line Items]
Repayment of debt	$ 27.3
Number of existing investors | item	2